Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Raw materials	$ 2,102,075	$ 1,767,642
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	2,181,890	1,831,140
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (79,815)	$ (63,498)